Property, Equipment and Software	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Equipment and Software

2. Property, Equipment and Software

Property, equipment and software as of December 31, 2014 and March 31, 2015 consisted of the following:

	December 31, 2014	March 31, 2015
Computer, software and office equipment	$1,928	$2,117
Capitalized internal use software costs	1,166	1,627
Furniture and fixtures	1,049	1,087
Leasehold improvements	1,043	1,375

	5,186	6,206
Less accumulated depreciation and amortization	(1,284)	(1,696)

Total	$3,902	$4,510

Total depreciation and amortization expense, was $140 and $412 for three months ended March 31, 2014 and 2015, respectively.

2. Property, Equipment and Software, net

Property, equipment and software, net as of December 31, 2013, and 2014 consisted of the following:

	December 31,
	2013	2014
Computer and office equipment	$607	$1,288
Capitalized internal use software costs	636	1,166
Furniture and fixtures	369	1,049
Software	73	172
Leasehold improvements	202	1,043
Construction in process	—	468

	1,887	5,186
Less accumulated depreciation and amortization	(420)	(1,284)

Total	$1,467	$3,902

Total depreciation and amortization expense, excluding amortization of capitalized internal use software costs, was $89, $232 and $598 for years ended December 31, 2012, 2013, and 2014, respectively. The amortization expense of capitalized internal use software costs was $0, $90, and $266 for years ended December 31, 2012, 2013, and 2014, respectively and is recorded in cost of revenue.